Investment Securities (Details 4) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013
Available For Sale Securities Debt Maturities Amortized Cost [Abstract]
Due within 1 year	$ 505
Due after 1 year but within 5 years	489
Due after 5 years but within 10 years	215
Due after 10 years	3,647
Total	4,856
Estimated Fair Value
Estimated Fair Value, Due within 1 year	505
Estimated Fair Value, Due after 1 year but within 5 years	496
Estimated Fair Value, Due after 5 years but within 10 years	224
Estimated Fair Value, Due after 10 years	3,619
Total	$ 4,844